STAFF COSTS - Total staff costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee
Total staff costs
Staff costs	$ 50.7	$ 45.8	$ 46.2
Staff costs comprise the following
Wages and salaries	42.3	37.2	38.1
Share-based compensation	1.7	1.9	2.1
Pension costs	3.3	3.5	3.3
Other social security costs	1.3	0.9	0.6
Other staff costs	2.1	2.3	2.1
Total	$ 50.7	$ 45.8	$ 46.2
Average number of permanent employees
Seafarers | employee	109.0	108.0	112.0
Land-based | employee	332.0	313.0	302.0
Total | employee	441.0	421.0	414.0
Staff costs included in operating expenses
Total staff costs
Staff costs	$ 9.2	$ 8.1	$ 9.3
Staff costs comprise the following
Total	9.2	8.1	9.3
Staff costs included in administrative expenses
Total staff costs
Staff costs	41.5	37.7	36.9
Staff costs comprise the following
Total	$ 41.5	$ 37.7	$ 36.9